Leases (Details) - Schedule of Lease Costs - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Schedule Of Lease Costs Abstract
Operating lease cost	$ 13	$ 13	$ 38	$ 40
Short-term lease cost	2	3	6	7
Total Lease cost	$ 15	$ 16	$ 44	$ 47